Morgan, Lewis & Bockius llp 2020 K Street, NW Washington, DC 20006 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

November 19, 2015
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Rydex ETF Trust (File No. 333- ) Registration Statement on Form N-14
Ladies and Gentlemen:

On behalf of our client, Rydex ETF Trust (the “Trust”), we are hereby filing the Trust’s Registration Statement under the Securities Act of 1933, as amended, on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed reorganization of the Guggenheim Russell 1000® Equal Weight ETF, a separate series of the Trust, with and into the Guggenheim S&P 500® Equal Weight ETF, also a separate series of the Trust.

Pursuant to Rule 488 under the Securities Act of 1933, as amended, it is proposed that this filing will become effective on December 19, 2015.

Please do not hesitate to contact me at 202.373.6101 with any questions or comments above.

/s/ Laura E. Flores
Laura E. Flores